Vessel, net - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 14, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Total impairment charge		$ 3,998		$ 16,930
Impairment loss charged against vessels, net		3,392
Level 2
Property Plant And Equipment [Line Items]
Total impairment charge		3,998
Pyxis Epsilon Vessel
Property Plant And Equipment [Line Items]
Advances paid to the shipyard	$ 31,623		$ 18,743
Capitalized costs	$ 871		$ 23
Vessels
Property Plant And Equipment [Line Items]
Impairment loss charged against vessels, net		3,392
Vessels | Level 2
Property Plant And Equipment [Line Items]
Impairment loss charged against vessels, net		$ 3,392